Condensed Financial Information of the Parent Company - Schedule of Condensed Balance Sheets (Parentheticals) (Details) - Parent [Member] - $ / shares		Dec. 31, 2024	Dec. 31, 2023
Class A Ordinary Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	[1]	400,000,000	400,000,000
Ordinary shares, shares issued	[1]	6,582,000	4,332,000
Ordinary shares, shares outstanding	[1]	6,582,000	4,332,000
Class B Ordinary Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	[1]	100,000,000	100,000,000
Ordinary shares, shares issued	[1]	7,668,000	7,668,000
Ordinary shares, shares outstanding	[1]	7,668,000	7,668,000

[1]	Giving retroactive effect to the re-denomination and nominal issuance of shares effected on March 23, 2023.